FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AND LIABILITIES
Financial assets	$ 69,977	$ 137,834
Financial liabilities	339,678	469,538
Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	267,357	279,223
FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	72,321	190,315
Trade and other payables
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	15,796	22,255
Trade and other payables | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	15,796	22,255
Amounts due to related parties
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	85	211
Amounts due to related parties | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	85
Current borrowings
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	54,875	49,700
Current borrowings | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	54,875	49,700
Current lease liability
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	3,745
Current lease liability | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	3,745
Other current liabilities
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		130,323
Other current liabilities | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		130,323
Long term Liability-Lease
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	44,859
Long term Liability-Lease | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	44,859
Non-current borrowings
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	147,997	207,057
Non-current borrowings | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	147,997	207,057
Other non-current liabilities
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	72,321	59,992
Other non-current liabilities | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	72,321	59,992
Amounts due to other related parties
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		211
Amounts due to other related parties | Amortized cost
FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		211
Contract assets
FINANCIAL ASSETS AND LIABILITIES
Financial assets	728	731
Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	58,905	112,259
Amortised cost | Contract assets
FINANCIAL ASSETS AND LIABILITIES
Financial assets	728	731
FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	11,072	25,575
Cash and cash equivalents
FINANCIAL ASSETS AND LIABILITIES
Financial assets	11,739	43,831
Cash and cash equivalents | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	11,739	43,831
Restricted cash
FINANCIAL ASSETS AND LIABILITIES
Financial assets	31,511	44,182
Restricted cash | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	31,511	44,182
Trade and other receivables
FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,617	13,760
Trade and other receivables | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,617	13,760
Amount due from related parties
FINANCIAL ASSETS AND LIABILITIES
Financial assets	5,028
Amount due from related parties | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	372
Amount due from related parties | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	4,656
Other non-current assets
FINANCIAL ASSETS AND LIABILITIES
Financial assets	14,354	13,852
Other non-current assets | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets	7,938	8,216
Other non-current assets | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets	$ 6,416	5,636
Amount due from other related parties
FINANCIAL ASSETS AND LIABILITIES
Financial assets		21,478
Amount due from other related parties | Amortised cost
FINANCIAL ASSETS AND LIABILITIES
Financial assets		1,539
Amount due from other related parties | FVTPL
FINANCIAL ASSETS AND LIABILITIES
Financial assets		$ 19,939